Discontinued Operations	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
3.	DISCONTINUED OPERATIONS
Discontinued Operation of Sogou
Between Sohu’s entry into the Tencent/Sohu Sogou Share Purchase Agreement on September 29, 2020 and the completion of the Tencent/Sohu Sogou Share Purchase on September 23, 2021, Sogou met the criteria for discontinued operations. Accordingly, the results of operations for Sogou’s business prior to the completion of the Tencent/Sohu Sogou Share Purchase are excluded from Sohu’s results from continuing operations in the Sohu Group’s consolidated statements of comprehensive income and are presented in separate line items as discontinued operations. Retrospective adjustments to the historical statements have been made in order to provide a consistent basis of comparison. Additionally, as of December 31, 2020, the related assets and liabilities associated with the discontinued operations with respect to Sogou were classified as assets held for sale and liabilities held for sale associated with discontinued operations in the Sohu Group’s consolidated balance sheets to provide comparable financial information. Long-lived assets have not been depreciated or amortized after they were classified as held for sale. As a result, for the period ended September 23, 2021, depreciation and amortization expenses of $46.7 million were not recognized for long-lived assets accordingly. On September 23, 2021, the Tencent/Sohu Sogou Share Purchase was completed, and Sohu recognized
 a
gain
of approximately $855 million, net of transaction and other costs, which is included in income from discontinued operations. After September 23, 2021, Sohu no longer had any ownership interest in Sogou.

The following tables set forth the results of operations and cash flows of discontinued operations with respect to Sogou, that were included in the Sohu Group’s consolidated financial statements (in thousands):

Year Ended December 31,
2021 (1)
Revenues	$407,607
Cost of revenues	274,408

Gross profit	133,199

Operating expenses:
Research and development (2)	141,506
Sales and marketing (2)	53,481
General and administrative (2)	11,854
Total operating expenses	206,841

Operating loss	(73,642)

Interest income	2,377
Interest expense	(761)
Foreign currency exchange loss	(848)
Other income, net	81,655

Income from discontinued operations before income tax expense	8,781
Income tax benefit	(1,112)

Results of operations from discontinued operations, net of tax	9,893
Gain on disposal of discontinued operations	855,009

Net income from discontinued operations, net of tax	864,902

Year Ended December 31,
2021 (1)(3)
Statutory Rate:	25%
Effect of tax holidays applicable to subsidiaries and consolidated VIEs	127%
Tax differential from statutory rate applicable to subsidiaries and consolidated VIEs	(90%)
Changes in valuation allowance for deferred tax assets	349%
Research and development super-deduction and other permanent book-tax differences	(249%)
Capital gains from equity investments	(175%)

(13%)

Year Ended December 31,
2021 (1)
Net cash used in discontinued operating activities	$(175,888)
Net cash provided by discontinued investing activities	1,054,148
Net cash used in discontinued financing activities	(9,132)
Note (1): Includes the financial results of the discontinued operations from January 1, 2021 to September 23, 2021.
Note (2): Expenses generated from marketing services between the Sohu Group and Sogou, and leasing expenses generated from a building that Sohu leased to Sogou were not eliminated because those expenses continued after the disposal of the discontinued operations.
Note (3): The changes in the effective tax rate for the period ended September 23, 2021 resulted from the lower income from discontinued operations before income tax expense.
Discontinued Operation of Shanghai Jingmao
In May 2010, Changyou acquired 50% of the equity interests in Shanghai Jingmao Culture Communication Co., Ltd. (“Shanghai Jingmao”) and an affiliate of Shanghai Jingmao, which were primarily engaged in the cinema advertising business. In January 2011, Changyou acquired the remaining 50% of the equity interests in Shanghai Jingmao and its affiliate.

Changyou ceased operating the cinema advertising business and wound down the business in August 2019 as a result of a Chinese court in Shanghai having granted a petition by Shanghai Jingmao for bankruptcy relief on August 12, 2019. Accordingly, the results of operations for Changyou’s cinema advertising business have been excluded from Changyou’s results from continuing operations in the consolidated statements of comprehensive income and are presented in separate line items as discontinued operations. Retrospective adjustments to the historical statements have been made in order to provide a consistent basis of comparison. Changyou recognized nil disposal gain/loss from 2019 to 2022 given uncertainty over the distribution of insolvent assets as the legal proceedings involving the bankruptcy were still in progress. On August 10, 2023, the bankruptcy proceeding was concluded by the court and, as a result, Changyou recognized an aggregate of
$35.4 million in disposal
gain
, reflected as discontinued operations in the Sohu Group’s consolidated statements of comprehensive income. See Note 8 - Balance Sheet Components.